Trade receivables - Summary of Aged Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 740	¥ 0
0 - 90 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	727	0
91 - 180 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 13	¥ 0